COMMITMENTS AND CONTINGENCIES (Details) - CIK 0001836935 Centricus Acquisition Corp.	Mar. 31, 2021 USD ($) $ / shares	Feb. 03, 2021 item	Dec. 31, 2020 USD ($) $ / shares
Maximum number of demands for registration of securities | item		3
Deferred fee per unit | $ / shares	$ 0.35		$ 0.35
Deferred underwriting fee payable | $	$ 12,075,000		$ 12,075,000